Mar. 10, 2025

Supplement dated March 10, 2025, to the Fund’s
Statutory Prospectus (the “Prospectus”) dated January 28, 2025

This supplement amends certain information in the Fund’s Prospectus. Unless otherwise indicated, all other information included in the Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

Removal of Redemption Fees and Account Closeout Fees

Effective March 10, 2025, the Fund rescinded the imposition of redemption fees and account closeout fees. Accordingly, the changes below are hereby made to the Fund’s Prospectus to reflect the removal of such fees.

THE GABELLI U.S. TREASURY MONEY MARKET FUND

On page 2 of the Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Fees and Expenses of the Fund,” the fee and expense table and corresponding footnotes are deleted in their entirety and replaced with the following :

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI U.S. TREASURY MONEY MARKET FUND - USD ($)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Class A Shares	Class C Shares	Class I Shares
Management Fees	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.08%	0.08%	0.08%

On page 2 of the Summary Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Expense Example,” the disclosure is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you pay the maximum contingent deferred sales charge (you had exchanged into the Fund when you were still subject to a deferred sales charge (for Class A and C shares only)), and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - THE GABELLI U.S. TREASURY MONEY MARKET FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	8	26	45	103
Class C Shares	108	26	45	103
Class I Shares	8	26	45	103

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - THE GABELLI U.S. TREASURY MONEY MARKET FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	8	26	45	103
Class C Shares	8	26	45	103
Class I Shares	8	26	45	103